UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments

Foreign Government Bonds — 51.2%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.0%(1)

Republic of Albania, 5.75%, 11/12/20(2)	EUR	1,000	$1,180,824

Total Albania			$1,180,824

Angola — 0.2%

Republic of Angola, 8.25%, 5/9/28(2)	USD	5,770	$6,041,392

Total Angola			$6,041,392

Argentina — 0.1%

Republic of Argentina, 4.50%, 2/13/20	USD	8,195	$2,207,114

Total Argentina			$2,207,114

Australia — 2.1%

Australia Government Bond, 0.75%, 11/21/27(2)(3)	AUD	33,222	$24,841,418

Australia Government Bond, 2.50%, 9/20/30(2)(3)	AUD	56,785	50,796,135

Total Australia			$75,637,553

Barbados — 0.7%

Government of Barbados, 6.625%, 12/5/35(2)(4)	USD	32,126	$23,040,767

Government of Barbados, 7.00%, 8/4/22(2)(4)	USD	2,475	1,798,583

Total Barbados			$24,839,350

Benin — 1.0%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	31,650	$36,446,460

Total Benin			$36,446,460

China — 0.0%(1)

China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,436,513

Total China			$1,436,513

Costa Rica — 0.1%

Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,682,013	$2,389,245

Total Costa Rica			$2,389,245

Dominican Republic — 6.1%

Dominican Republic, 8.90%, 2/15/23(2)	DOP	2,135,700	$40,499,440

Dominican Republic, 10.375%, 3/4/22(2)	DOP	811,400	15,828,523

Dominican Republic, 10.375%, 3/6/26(2)	DOP	913,000	17,544,779

Dominican Republic, 10.50%, 4/7/23(2)	DOP	5,308,800	102,805,349

Dominican Republic, 11.00%, 11/6/26(2)	DOP	263,800	5,268,107

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)

Dominican Republic, 11.00%, 12/4/26(2)	DOP	278,300	$5,518,203

Dominican Republic, 11.375%, 7/6/29(2)	DOP	1,282,000	25,370,054

Dominican Republic, 15.95%, 6/4/21(2)	DOP	114,300	2,385,712

Dominican Republic, 16.95%, 2/4/22(2)	DOP	68,800	1,499,960

Total Dominican Republic			$216,720,127

Egypt — 4.0%

Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	9,369	$10,842,228

Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,025	1,149,411

Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	38,240	44,445,652

Arab Republic of Egypt, 8.50%, 1/31/47(2)	USD	8,011	8,454,617

Arab Republic of Egypt, 8.70%, 3/1/49(2)	USD	20,913	22,470,705

Egypt Government Bond, 14.40%, 9/10/29	EGP	65,015	4,109,314

Egypt Government Bond, 15.60%, 8/6/26	EGP	615,363	40,674,783

Egypt Government Bond, 16.10%, 5/7/29	EGP	137,650	9,505,410

Total Egypt			$141,652,120

El Salvador — 2.7%

Republic of El Salvador, 5.875%, 1/30/25(2)	USD	973	$1,011,930

Republic of El Salvador, 6.375%, 1/18/27(2)	USD	8,993	9,453,981

Republic of El Salvador, 7.125%, 1/20/50(2)	USD	13,474	13,719,900

Republic of El Salvador, 7.375%, 12/1/19(2)	USD	16,930	16,951,332

Republic of El Salvador, 7.65%, 6/15/35(2)	USD	4,659	5,090,004

Republic of El Salvador, 7.75%, 1/24/23(2)	USD	12,746	13,972,930

Republic of El Salvador, 8.25%, 4/10/32(2)	USD	3,867	4,466,424

Republic of El Salvador, 8.625%, 2/28/29(2)	USD	25,604	30,437,011

Total El Salvador			$95,103,512

Fiji — 1.5%

Republic of Fiji, 6.625%, 10/2/20(2)	USD	53,368	$53,501,420

Total Fiji			$53,501,420

Georgia — 0.2%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	18,240	$5,707,245

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,385	1,458,186

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	2,898	929,114

Total Georgia			$8,094,545

Iceland — 2.7%

Republic of Iceland, 5.00%, 11/15/28	ISK	4,227,588	$38,390,714

Republic of Iceland, 6.50%, 1/24/31	ISK	3,916,153	40,741,215

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Iceland (continued)

Republic of Iceland, 7.25%, 10/26/22	ISK	447,500	$4,025,256

Republic of Iceland, 8.00%, 6/12/25	ISK	1,165,417	11,677,702

Total Iceland			$94,834,887

Jordan — 0.0%(1)

Jordan Government International Bond, 7.375%, 10/10/47(2)	USD	210	$222,148

Total Jordan			$222,148

Montenegro — 0.1%

Montenegro Government International Bond, 3.375%, 4/21/25(2)	EUR	1,000	$1,193,690

Montenegro Government International Bond, 5.75%, 3/10/21(2)	EUR	1,104	1,320,101

Total Montenegro			$2,513,791

New Zealand — 4.4%

New Zealand Government Bond, 2.00%, 9/20/25(2)(3)	NZD	90,802	$65,184,032

New Zealand Government Bond, 2.50%, 9/20/35(2)(3)	NZD	40,976	34,793,900

New Zealand Government Bond, 3.00%, 9/20/30(2)(3)	NZD	66,112	55,215,393

Total New Zealand			$155,193,325

Nigeria — 0.5%

Republic of Nigeria, 7.875%, 2/16/32(2)	USD	7,811	$8,082,112

Republic of Nigeria, 8.747%, 1/21/31(2)	USD	8,758	9,667,256

Total Nigeria			$17,749,368

Philippines — 1.1%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$39,376,801

Total Philippines			$39,376,801

Rwanda — 0.3%

Republic of Rwanda, 6.625%, 5/2/23(2)	USD	11,193	$11,928,268

Total Rwanda			$11,928,268

Serbia — 9.1%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	2,630,080	$27,255,715

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,371,480	196,045,380

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	80,544,853

Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,710,860	19,102,625

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,933,945

Total Serbia			$325,882,518

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 1.7%

Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	282,000	$1,586,092

Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	106,000	591,774

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	11,023,082

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,461,724

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,242,893

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,095,750	11,953,143

Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	5,966,047

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	5,585,642

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	96,000	559,156

Sri Lanka Government International Bond, 6.75%, 4/18/28(2)	USD	4,600	4,507,124

Sri Lanka Government International Bond, 7.55%, 3/28/30(2)	USD	9,710	9,821,082

Total Sri Lanka			$62,297,759

Tanzania — 0.7%

United Republic of Tanzania, 7.989%, (6 mo. USD LIBOR + 6.00%), 3/9/20(2)(5)	USD	23,001	$23,405,124

Total Tanzania			$23,405,124

Thailand — 2.4%

Thailand Government Bond, 1.25%, 3/12/28(2)(3)	THB	2,480,895	$80,121,876

Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	4,597,545

Total Thailand			$84,719,421

Ukraine — 9.5%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(6)(7)	USD	47,964	$45,201,274

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,148,193	40,469,086

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	354,530	14,340,440

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	4,570,194	199,465,401

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	138,200	5,808,414

Ukraine Government International Bond, 17.25%, 1/5/22	UAH	39,000	1,633,132

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	776,650	32,397,400

Total Ukraine			$339,315,147

Total Foreign Government Bonds (identified cost $1,731,109,852)			$1,822,688,732

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Foreign Corporate Bonds — 3.4%
Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	9,200	$10,231,514

Total Bulgaria			$10,231,514

Georgia — 0.3%

Silknet JSC, 11.00%, 4/2/24(2)	USD	5,761	$6,340,038

TBC Bank JSC, 5.75%, 6/19/24(2)	USD	2,772	2,830,905

Total Georgia			$9,170,943

Iceland — 1.2%

Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,240,000	$10,914,964

Arion Banki HF, 6.50%, 9/2/22(2)	ISK	280,000	2,427,360

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,036,833	8,847,671

Islandsbanki HF, 6.40%, 10/26/23	ISK	880,000	7,773,641

Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	1,660,000	13,962,473

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(5)	EUR	3,600	401,548

WOW Air HF, 0.00% (4)(9)	EUR	79	8,834

Total Iceland			$44,336,491

India — 0.9%

Export-Import Bank of India, 3.375%, 8/5/26(2)	USD	5,000	$5,131,397

Export-Import Bank of India, 3.875%, 3/12/24(2)	USD	5,000	5,219,676

Export-Import Bank of India, 3.875%, 2/1/28(2)	USD	20,200	21,365,039

Reliance Communications, Ltd., 6.50%, 11/6/20(2)	USD	1,800	261,000

Total India			$31,977,112

Indonesia — 0.0%(1)

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	18,080,000	$1,271,798

Total Indonesia			$1,271,798

Ireland — 0.3%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	8,727	$9,076,080

Total Ireland			$9,076,080

Mexico — 0.0%(1)

Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	1,427	$1,220,099

Total Mexico			$1,220,099

Security		Principal Amount (000’s omitted)	Value

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	4,990	$5,122,235

Total Mongolia			$5,122,235

Netherlands — 0.1%

Braskem Netherlands Finance BV, 5.875%, 1/31/50(2)	USD	2,710	$2,700,298

Total Netherlands			$2,700,298

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(2)	USD	2,870	$2,733,675

Total Saint Lucia			$2,733,675

Spain — 0.1%

Atento Luxco 1 SA, 6.125%, 8/10/22(2)	USD	4,000	$4,090,000

Total Spain			$4,090,000

Total Foreign Corporate Bonds (identified cost $126,762,916)			$121,930,245

Senior Floating-Rate Loans — 0.1%(10)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.1%

Yapi ve Kredi Bankasi AS, Term Loan, 2.15%, (3 mo. EURIBOR + 2.15%), Maturing November 1, 2019(5)(8)	EUR	2,600	$2,900,719

Total Financial Services			$2,900,719

Total Senior Floating-Rate Loans (identified cost $2,945,436)			$2,900,719

Sovereign Loans — 3.5%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.5%

Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)		$25,760	$17,910,928

Total Barbados			$17,910,928

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.2%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.94%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(11)		$6,933	$6,929,423

Total Ethiopia			$6,929,423

Kenya — 0.6%

Government of Kenya, Term Loan, 8.63%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(5)		$2,904	$2,950,511

Government of Kenya, Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(5)		17,415	17,726,694

Total Kenya			$20,677,205

Macedonia — 0.3%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(5)(11)	EUR	9,350	$10,547,975

Total Macedonia			$10,547,975

Nigeria — 0.5%

Bank of Industry Limited, Term Loan, 7.98%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(5)(11)		$18,285	$18,193,776

Total Nigeria			$18,193,776

Tanzania — 1.4%

Government of the United Republic of Tanzania, Term Loan, 7.42%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(5)		$50,691	$51,831,580

Total Tanzania			$51,831,580

Total Sovereign Loans (identified cost $131,806,872)			$126,090,887

Credit Linked Notes — 0.0%(1)
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(1)

Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(7)(8)(12)		$1,825	$1,614,271

Total Argentina			$1,614,271

Total Credit Linked Notes (identified cost $1,832,240)			$1,614,271

Debt Obligations — United States — 6.4%

Asset-Backed Securities — 0.9%
Security	Principal Amount	Value

Invitation Homes Trust

Series 2018-SFR3, Class E, 3.889%, (1 mo. USD LIBOR + 2.00%), 7/17/37(5)(7)	$13,000,000	$13,028,732

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 4.673%, (1 mo. USD LIBOR + 2.85%), 2/25/23(5)(7)	9,000,000	9,064,377

Series 2018-GT2, Class A, 4.473%, (1 mo. USD LIBOR + 2.65%), 8/25/25(5)(7)	8,064,000	8,100,648

Total Asset-Backed Securities (identified cost $30,064,000)		$30,193,757

Collateralized Mortgage Obligations — 1.9%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$30,717	$32,617

Series 1548, Class Z, 7.00%, 7/15/23	39,174	41,930

Series 1650, Class K, 6.50%, 1/15/24	219,108	234,846

Series 1817, Class Z, 6.50%, 2/15/26	40,536	44,266

Series 1927, Class ZA, 6.50%, 1/15/27	138,361	151,988

Series 2344, Class ZD, 6.50%, 8/15/31	383,283	438,814

Series 2458, Class ZB, 7.00%, 6/15/32	727,283	852,144

Interest Only:(13)

Series 362, Class C6, 3.50%, 12/15/47	16,619,672	2,156,225

Series 4791, Class JI, 4.00%, 5/15/48	28,816,055	3,930,655

		$7,883,485

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA3, Class M2, 4.323%, (1 mo. USD LIBOR + 2.50%), 3/25/30(5)	$4,506,486	$4,600,522

		$4,600,522

Federal National Mortgage Association:

Series G48, Class Z, 7.10%, 12/25/21	$103,587	$107,652

Series G92-60, Class Z, 7.00%, 10/25/22	156,119	163,741

Series G93-1, Class K, 6.675%, 1/25/23	157,501	164,086

Series G94-7, Class PJ, 7.50%, 5/17/24	206,944	223,899

Series 1992-180, Class F, 2.973%, (1 mo. USD LIBOR + 1.15%), 10/25/22(5)	131,513	132,397

Series 1993-16, Class Z, 7.50%, 2/25/23	122,471	130,637

Series 1993-79, Class PL, 7.00%, 6/25/23	77,870	83,185

Series 1993-104, Class ZB, 6.50%, 7/25/23	31,388	33,371

Series 1993-121, Class Z, 7.00%, 7/25/23	487,178	520,170

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 1993-141, Class Z, 7.00%, 8/25/23	$105,135	$112,595

Series 1994-42, Class ZQ, 7.00%, 4/25/24	713,710	769,906

Series 1994-79, Class Z, 7.00%, 4/25/24	138,023	148,577

Series 1994-89, Class ZQ, 8.00%, 7/25/24	121,879	134,289

Series 1996-35, Class Z, 7.00%, 7/25/26	38,008	42,144

Series 1998-16, Class H, 7.00%, 4/18/28	163,057	185,118

Series 1998-44, Class ZA, 6.50%, 7/20/28	282,249	311,667

Series 1999-25, Class Z, 6.00%, 6/25/29	280,560	313,244

Series 2000-2, Class ZE, 7.50%, 2/25/30	70,886	80,940

Series 2000-49, Class A, 8.00%, 3/18/27	212,639	238,604

Series 2001-31, Class ZA, 6.00%, 7/25/31	2,281,585	2,546,471

Series 2001-74, Class QE, 6.00%, 12/25/31	589,678	666,340

Series 2009-48, Class WA, 5.838%, 7/25/39(14)	2,939,636	3,185,788

Series 2011-38, Class SA, 8.032%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(15)	3,901,841	5,057,352

Interest Only:(13)

Series 424, Class C8, 3.50%, 2/25/48	23,542,914	3,436,693

Series 2018-21, Class IO, 3.00%, 4/25/48	24,623,620	3,242,003

Series 2018-58, Class BI, 4.00%, 8/25/48	3,960,015	526,028

		$22,556,897

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C06, Class 1M2, 4.473%, (1 mo. USD LIBOR + 2.65%), 2/25/30(5)	$13,132,047	$13,424,766

Series 2017-C07, Class 1M2, 4.223%, (1 mo. USD LIBOR + 2.40%), 5/25/30(5)	5,000,000	5,069,168

Series 2017-C07, Class 1M2C, 4.223%, (1 mo. USD LIBOR + 2.40%), 5/25/30(5)	3,942,383	3,959,925

Series 2018-C01, Class 1M2, 4.073%, (1 mo. USD LIBOR + 2.25%), 7/25/30(5)	5,000,000	5,049,619

Series 2018-C03, Class 1M2, 3.973%, (1 mo. USD LIBOR + 2.15%), 10/25/30(5)	5,500,000	5,529,873

		$33,033,351

Government National Mortgage Association:

Series 2001-35, Class K, 6.45%, 10/26/23	$46,440	$49,349

		$49,349

Total Collateralized Mortgage Obligations (identified cost $75,485,188)		$68,123,604

Mortgage Pass-Throughs — 2.7%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.875%, (COF + 1.25%), with maturity at 2035(16)	$1,409,868	$1,424,766

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

3.439%, (COF + 2.39%), with maturity at 2023(16)	$19,423	$19,501

4.151%, (COF + 1.25%), with maturity at 2029(16)	14,212	14,595

4.446%, (COF + 1.25%), with maturity at 2030(16)	278,894	291,069

4.50%, with maturity at 2035	240,004	255,549

4.647%, (1 yr. CMT + 2.33%), with maturity at 2036(16)	1,131,593	1,192,912

6.00%, with various maturities to 2035	5,931,255	6,675,617

6.50%, with various maturities to 2032	7,661,878	8,674,619

6.60%, with maturity at 2030	631,365	713,565

7.00%, with various maturities to 2036	9,758,991	11,069,705

7.31%, with maturity at 2026	24,433	26,672

7.50%, with various maturities to 2035	4,489,810	5,014,223

7.95%, with maturity at 2022	61,461	62,398

8.00%, with various maturities to 2030	1,006,633	1,095,320

8.15%, with maturity at 2021	3,778	3,813

8.30%, with maturity at 2021	953	958

8.50%, with maturity at 2025	53,102	54,889

9.00%, with various maturities to 2027	147,887	156,529

9.50%, with maturity at 2027	43,215	43,679

10.00%, with maturity at 2020	777	790

10.50%, with maturity at 2021	1,137	1,151

		$36,792,320

Federal National Mortgage Association:

2.394%, (COF + 1.25%), with various maturities to 2033(16)	$1,943,847	$1,945,960

2.404%, (COF + 1.25%), with maturity at 2027(16)	79,913	79,997

2.541%, (COF + 1.40%), with maturity at 2025(16)	314,151	314,528

2.741%, (COF + 1.60%), with maturity at 2024(16)	132,067	132,585

3.413%, (COF + 1.25%), with maturity at 2034(16)	721,967	736,246

3.518%, (COF + 1.25%), with maturity at 2035(16)	1,702,206	1,732,300

4.089%, (COF + 1.78%), with maturity at 2035(16)	2,215,275	2,284,570

4.737%, (1 yr. CMT + 2.15%), with maturity at 2028(16)	104,014	107,773

5.50%, with maturity at 2020	245	246

6.00%, with various maturities to 2035	20,102,184	22,836,664

6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(16)	722,026	786,172

6.50%, with various maturities to 2038	8,464,977	9,531,943

7.00%, with various maturities to 2035	13,136,808	15,010,823

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

7.50%, with various maturities to 2027	$75,353	$80,631

7.602%, (1 yr. CMT + 2.15%), with maturity at 2025(16)	19,546	20,605

8.00%, with various maturities to 2026	17,238	18,055

8.50%, with various maturities to 2037	1,816,867	2,092,937

9.00%, with various maturities to 2032	254,597	280,026

9.251%, with maturity at 2028	1,686	1,729

9.50%, with various maturities to 2031	107,553	116,689

9.543%, with maturity at 2027	4,115	4,384

10.50%, with maturity at 2029	27,814	32,575

11.50%, with maturity at 2031	117,972	141,311

		$58,288,749

Government National Mortgage Association:

4.125%, (1 yr. CMT + 1.50%), with maturity at 2024(16)	$146,101	$148,471

6.50%, with various maturities to 2032	416,615	463,094

7.00%, with various maturities to 2031	672,612	753,749

7.50%, with various maturities to 2028	96,252	106,146

8.00%, with various maturities to 2023	58,423	62,441

8.50%, with maturity at 2021	2,406	2,423

9.00%, with maturity at 2025	21,208	22,605

9.50%, with various maturities to 2021	6,617	6,765

		$1,565,694

Total Mortgage Pass-Throughs (identified cost $92,869,535)		$96,646,763

U.S. Treasury Obligations — 0.1%
Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,618,799

Total U.S. Treasury Obligations (identified cost $1,539,675)		$1,618,799

U.S. Government Guaranteed Small Business Administration Loans(17)(18) — 0.8%
Security	Principal Amount (000’s omitted)	Value

1.11%, 9/15/42	$1,696,685	$73,270

1.41%, 9/15/42	1,119,242	62,623

1.61%, 8/15/42 to 9/15/42	4,636,007	299,066

1.66%, 8/15/42 to 4/15/43	7,339,054	476,963

1.81%, 9/15/37	2,208,473	151,735

Security	Principal Amount (000’s omitted)	Value

1.91%, 7/15/42 to 4/15/43	$17,590,729	$1,322,449

1.93%, 3/15/41 to 5/15/42	2,156,292	154,550

1.96%, 9/15/42	2,970,447	215,714

2.03%, 8/15/32	824,551	55,609

2.11%, 8/15/42 to 9/15/42	6,038,945	500,433

2.16%, 2/15/42 to 4/15/43	16,443,251	1,423,281

2.21%, 9/15/42	2,748,467	232,351

2.28%, 3/15/43	2,778,837	286,882

2.36%, 9/15/42	1,990,410	186,218

2.38%, 2/15/41 to 3/15/41	1,374,258	119,156

2.39%, 7/15/39	1,024,013	82,681

2.41%, 12/15/41 to 4/15/43	27,114,736	2,685,955

2.46%, 3/15/28 to 4/15/43	10,311,124	945,928

2.53%, 6/15/36	882,911	77,550

2.56%, 5/15/37	1,406,572	122,488

2.58%, 9/15/42	2,517,354	255,275

2.61%, 9/15/42	2,889,211	310,714

2.63%, 11/15/36	633,714	56,093

2.66%, 4/15/43	8,253,253	925,228

2.68%, 10/4/23 to 8/25/42(19)	23,664,602	2,017,756

2.71%, 7/15/27 to 9/15/42	9,637,340	963,291

2.89%, 2/15/41	827,881	88,235

2.91%, 10/15/42 to 4/15/43	17,506,804	2,161,989

2.93%, 4/15/42	1,010,551	124,976

2.96%, 7/15/27 to 2/15/43	9,335,463	836,316

2.98%, 7/15/43	1,224,166	157,371

2.99%, 2/15/29	935,941	75,264

3.03%, 4/15/41 to 7/15/41	1,899,356	208,206

3.16%, 9/15/42 to 4/15/43	6,463,101	919,428

3.21%, 6/15/27 to 3/15/43	9,967,134	1,237,861

3.29%, 12/15/42	3,590,500	500,825

3.33%, 12/28/26 to 8/17/42(19)	41,559,169	3,472,165

3.41%, 3/15/43 to 4/15/43	9,205,388	1,304,317

3.46%, 3/15/27 to 3/15/43	6,089,651	818,723

3.66%, 9/15/42 to 6/15/43	9,651,291	1,577,454

3.69%, 3/15/43	1,364,372	249,927

3.71%, 2/15/28 to 10/15/42	13,727,024	1,650,049

3.78%, 5/15/27 to 9/15/42	4,161,058	579,962

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,773,906)		$29,966,327

Total Debt Obligations — United States (identified cost $230,732,304)		$226,549,250

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Common Stocks — 2.7%
Security	Shares	Value

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(20)	$4,401,002	$6,301,357

Total Cyprus		$6,301,357

Iceland — 1.1%

Arion Banki HF(7)	15,974,003	$9,959,615

Eik Fasteignafelag HF	55,172,752	3,489,086

Eimskipafelag Islands HF	4,064,445	5,596,240

Hagar HF	17,208,433	5,786,979

Heimavellir HF(20)	75,681,248	727,724

Reginn HF(20)	22,125,500	3,547,028

Reitir Fasteignafelag HF(20)	9,332,181	5,616,238

Siminn HF	99,569,761	3,819,927

Sjova-Almennar Tryggingar HF	9,061,135	1,172,473

Total Iceland		$39,715,310

Mongolia — 0.0%(1)

Mongolian Mining Corp.(20)	5,097,450	$473,450

Total Mongolia		$473,450

Serbia — 0.1%

Komercijalna Banka AD Beograd(20)	78,483	$2,462,049

Total Serbia		$2,462,049

Singapore — 0.3%

Yoma Strategic Holdings, Ltd.(20)	43,974,000	$10,151,370

Total Singapore		$10,151,370

Sri Lanka — 0.1%

Softlogic Life Insurance PLC	23,874,288	$5,202,995

Total Sri Lanka		$5,202,995

Vietnam — 0.9%

Bank for Foreign Trade of Vietnam JSC	846,990	$3,194,967

Bank for Investment and Development of Vietnam JSC(20)	468,816	818,127

Bao Viet Holdings(20)	156,900	487,305

Binh Minh Plastics JSC	255,600	583,796

Coteccons Construction JSC	133,000	452,328

Danang Rubber JSC	68,640	67,661

Domesco Medical Import Export JSC	240,160	726,409

FPT Corp.	38,492	102,775

HA TIEN 1 Cement JSC	219,600	160,375

Hoa Phat Group JSC(20)	1,584,567	1,486,015

Security		Shares	Value

Vietnam (continued)

Hoa Sen Group(20)		$170,944	$52,568

KIDO Group Corp.(20)		373,100	349,070

Kinh Bac City Development Share Holding Corp.		513,300	322,338

Masan Group Corp.(20)		954,000	3,046,194

PetroVietnam Drilling & Well Services JSC(20)		286,509	201,830

PetroVietnam Fertilizer & Chemical JSC		385,500	226,541

PetroVietnam Gas JSC		165,200	734,955

PetroVietnam Nhon Trach 2 Power JSC		882,000	873,118

PetroVietnam Technical Services Corp.		672,281	535,172

Pha Lai Thermal Power JSC		219,100	243,380

Refrigeration Electrical Engineering Corp.		807,810	1,303,513

Saigon - Hanoi Commercial Joint Stock Bank(20)		958,301	272,458

SSI Securities Corp.		668,470	613,322

Tan Tao Investment & Industry JSC(20)		1,064,400	145,252

Viet Capital Securities JSC		448,200	674,398

Vietnam Dairy Products JSC		546,768	3,058,792

Vietnam Joint Stock Commercial Bank for Industry and Trade(20)		148,700	146,630

Vietnam Prosperity JSC Bank(20)		2,180,305	2,016,627

Vietnam Technological & Commercial Joint Stock Bank(20)		781,800	854,444

Vingroup JSC(20)		1,385,904	7,099,958

Total Vietnam			$30,850,318

Total Common Stocks (identified cost $112,324,020)			$95,156,849

Short-Term Investments — 24.5%

Foreign Government Securities — 6.9%
Security		Principal Amount (000’s omitted)	Value

Egypt — 3.9%

Egypt Treasury Bill, 0.00%, 12/3/19	EGP	55,125	$3,378,181

Egypt Treasury Bill, 0.00%, 3/10/20	EGP	128,750	7,583,269

Egypt Treasury Bill, 0.00%, 4/14/20	EGP	570,100	33,124,369

Egypt Treasury Bill, 0.00%, 4/21/20	EGP	206,350	11,956,063

Egypt Treasury Bill, 0.00%, 4/28/20	EGP	531,025	30,528,673

Egypt Treasury Bill, 0.00%, 8/4/20	EGP	967,625	53,463,979

Total Egypt			$140,034,534

Georgia — 0.5%

Bank of Georgia Promissory Note, 7.40%, 4/30/20	GEL	2,631	$878,506

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,565	522,194

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	2,302	$767,474

Bank of Georgia Promissory Note, 7.45%, 4/10/20	GEL	1,904	637,120

Bank of Georgia Promissory Note, 7.45%, 4/16/20	GEL	3,253	1,087,810

Bank of Georgia Promissory Note, 7.45%, 4/22/20	GEL	1,937	647,619

Bank of Georgia Promissory Note, 7.45%, 4/24/20	GEL	3,235	1,081,181

Bank of Georgia Promissory Note, 7.45%, 4/28/20	GEL	1,310	437,492

Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	2,879	959,611

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	7,363	2,454,124

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,309	435,848

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,021	339,842

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	2,028	674,624

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,185	394,239

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,944	646,683

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,140	711,803

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,843	944,816

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	2,384	792,327

Georgia Treasury Bill, 0.00%, 11/14/19	GEL	4,120	1,388,724

Georgia Treasury Bill, 0.00%, 12/12/19	GEL	2,194	736,516

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,815	588,466

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,686	865,112

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	160	51,191

Total Georgia			$18,043,322

Nigeria — 0.8%

Nigeria OMO Bill, 0.00%, 3/5/20	NGN	6,733,944	$17,856,245

Nigeria Treasury Bill, 0.00%, 2/27/20	NGN	2,770,496	7,364,739

Nigeria Treasury Bill, 0.00%, 4/2/20	NGN	615,675	1,615,252

Total Nigeria			$26,836,236

Pakistan — 1.2%

Pakistan Treasury Bill, 0.00%, 12/5/19	PKR	2,925,800	$18,575,209

Pakistan Treasury Bill, 0.00%, 12/19/19	PKR	2,832,300	17,889,825

Pakistan Treasury Bill, 0.00%, 1/16/20	PKR	1,195,000	7,474,992

Total Pakistan			$43,940,026

Ukraine — 0.5%

Ukraine Treasury Bill, 0.00%, 4/1/20	UAH	464,285	$17,609,849

Total Ukraine			$17,609,849

Total Foreign Government Securities (identified cost $241,932,677)			$246,463,967

U.S. Treasury Obligations — 1.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/7/19(21)		$49,900	$49,886,697

U.S. Treasury Bill, 0.00%, 12/12/19(21)		5,000	4,991,430

Total U.S. Treasury Obligations (identified cost $54,878,127)			$54,878,127

Repurchase Agreements — 0.3%
Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 10/29/19 with an interest rate of 1.35%, collateralized by $10,000,000 Lebanese Republic 5.45%, due 11/28/19 and a market value, including accrued interest, of $9,999,425(22)	USD	10,494	$10,493,607

Total Repurchase Agreements (identified cost $10,493,607)			$10,493,607

Other — 15.7%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97%(23)		559,146,895	$559,146,895

Total Other (identified cost $559,088,431)			$559,146,895

Total Short-Term Investments (identified cost $866,392,842)			$870,982,596

Total Purchased Options and Swaptions — 0.5% (identified cost $19,394,649)			$19,406,887

Total Investments — 92.3% (identified cost $3,223,301,131)			$3,287,320,436

Other Assets, Less Liabilities — 7.7%			$272,406,347

Net Assets — 100.0%			$3,559,726,783

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2019, the aggregate value of these securities is $1,052,395,182 or 29.6% of the Portfolio’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $86,968,917 or 2.4% of the Portfolio’s net assets.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2019.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2019.

(16)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2019.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(19)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2019 of all interest only securities comprising the certificate.

(20)	Non-income producing security.

(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(22)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Purchased Currency Options — 0.0%(1)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Standard Chartered Bank	USD	36,740,000	BRL	3.57	7/20/20	$169,445

Total							$169,445

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Purchased Put Options — 0.0%(1)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value

E-mini S&P 500 Index Futures 12/2019	156	USD	23,678,850	$2,950	12/20/19	$234,000

E-mini S&P 500 Index Futures 12/2019	562	USD	85,304,575	2,900	12/20/19	625,225

Total						$859,225

Purchased Interest Rate Swaptions — 0.5%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	$28,963,000	7/5/28	$3,143,986

Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	773,564

Option to enter into interest rate swap expiring 4/4/39 to pay 3-month USD-LIBOR Rate and receive 2.78%	Bank of America, N.A.	13,876,000	3/29/29	1,347,147

Option to enter into interest rate swap expiring 4/4/39 to receive 3-month USD-LIBOR Rate and pay 2.78%	Bank of America, N.A.	13,876,000	3/29/29	457,579

Option to enter into interest rate swap expiring 4/5/49 to pay 3-month USD-LIBOR Rate and receive 2.80%	Bank of America, N.A.	19,446,000	4/3/29	4,042,874

Option to enter into interest rate swap expiring 4/9/49 to receive 3-month USD-LIBOR Rate and pay 2.80%	Bank of America, N.A.	19,447,000	4/5/29	1,143,567

Option to enter into interest rate swap expiring 4/4/59 to pay 3-month USD-LIBOR Rate and receive 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	5,647,698

Option to enter into interest rate swap expiring 4/4/59 to receive 3-month USD-LIBOR Rate and pay 2.64%	Morgan Stanley & Co. International PLC	25,135,000	3/29/29	1,821,802

Total				$18,378,217

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	32,641,934	USD	35,985,447	11/1/19	$420,091

EUR	28,896,819	USD	31,856,721	11/1/19	371,893

EUR	42,729,464	USD	47,412,186	11/1/19	243,972

EUR	39,088,002	USD	43,371,656	11/1/19	223,180

EUR	17,017,214	USD	18,760,287	11/1/19	219,006

EUR	28,273,348	USD	31,371,824	11/1/19	161,432

EUR	42,729,464	USD	47,527,983	11/1/19	128,175

EUR	39,088,002	USD	43,477,584	11/1/19	117,251

EUR	17,071,759	USD	18,941,116	11/1/19	99,011

EUR	32,641,934	USD	36,307,623	11/1/19	97,915

EUR	28,896,819	USD	32,141,932	11/1/19	86,681

EUR	28,273,348	USD	31,448,445	11/1/19	84,811

EUR	12,400,803	USD	13,759,807	11/1/19	70,805

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	17,017,214	USD	18,928,247	11/1/19	$51,046

EUR	4,087,774	USD	4,508,774	11/1/19	50,319

EUR	7,703,664	USD	8,547,909	11/1/19	43,985

EUR	12,400,803	USD	13,793,413	11/1/19	37,198

EUR	10,823,672	USD	12,039,171	11/1/19	32,468

EUR	7,703,664	USD	8,568,786	11/1/19	23,109

EUR	6,248,086	USD	6,949,746	11/1/19	18,742

EUR	4,087,774	USD	4,546,832	11/1/19	12,262

EUR	560,133	USD	621,518	11/1/19	3,198

EUR	560,133	USD	623,036	11/1/19	1,680

EUR	103,121	USD	113,684	11/1/19	1,327

EUR	103,121	USD	114,701	11/1/19	309

KRW	891,312,970	USD	763,535	11/1/19	2,559

USD	114,701	EUR	103,121	11/1/19	(309)

USD	113,741	EUR	103,121	11/1/19	(1,269)

USD	623,036	EUR	560,133	11/1/19	(1,680)

USD	617,821	EUR	560,133	11/1/19	(6,895)

USD	4,546,831	EUR	4,087,774	11/1/19	(12,262)

USD	8,568,786	EUR	7,703,664	11/1/19	(23,109)

USD	13,793,413	EUR	12,400,803	11/1/19	(37,198)

USD	4,508,774	EUR	4,087,774	11/1/19	(50,319)

USD	18,928,247	EUR	17,017,214	11/1/19	(51,046)

USD	18,988,917	EUR	17,071,759	11/1/19	(51,210)

USD	6,888,078	EUR	6,248,086	11/1/19	(80,411)

USD	31,448,445	EUR	28,273,348	11/1/19	(84,811)

USD	32,141,932	EUR	28,896,819	11/1/19	(86,681)

USD	36,307,623	EUR	32,641,934	11/1/19	(97,915)

USD	18,880,599	EUR	17,017,214	11/1/19	(98,694)

USD	8,492,751	EUR	7,703,664	11/1/19	(99,144)

USD	43,477,584	EUR	39,088,002	11/1/19	(117,252)

USD	47,527,983	EUR	42,729,464	11/1/19	(128,175)

USD	11,938,402	EUR	10,823,672	11/1/19	(133,236)

USD	13,671,017	EUR	12,400,803	11/1/19	(159,594)

USD	32,063,622	EUR	28,896,819	11/1/19	(164,992)

USD	36,219,164	EUR	32,641,934	11/1/19	(186,375)

USD	31,169,387	EUR	28,273,348	11/1/19	(363,869)

USD	43,091,786	EUR	39,088,002	11/1/19	(503,050)

USD	47,106,243	EUR	42,729,464	11/1/19	(549,915)

USD	762,849	KRW	891,312,970	11/1/19	(3,246)

BRL	218,892,000	USD	52,555,733	11/4/19	2,023,995

BRL	284,068,000	USD	70,944,282	11/4/19	(113,214)

NZD	23,782,000	USD	15,108,705	11/4/19	139,129

NZD	20,315,000	USD	12,906,120	11/4/19	118,846

NZD	6,359,000	USD	4,078,345	11/4/19	(1,271)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	6,360,000	USD	4,078,986	11/4/19	$(1,271)

NZD	7,445,000	USD	4,774,851	11/4/19	(1,488)

NZD	7,445,000	USD	4,774,851	11/4/19	(1,488)

NZD	7,596,000	USD	4,871,695	11/4/19	(1,518)

NZD	8,892,000	USD	5,702,884	11/4/19	(1,777)

USD	54,666,966	BRL	218,892,000	11/4/19	87,238

USD	70,584,669	BRL	284,068,000	11/4/19	(246,400)

USD	15,252,586	NZD	23,782,000	11/4/19	4,752

USD	13,029,025	NZD	20,315,000	11/4/19	4,059

USD	4,020,124	NZD	6,360,000	11/4/19	(57,591)

USD	4,018,856	NZD	6,359,000	11/4/19	(58,218)

USD	4,705,947	NZD	7,445,000	11/4/19	(67,416)

USD	4,705,203	NZD	7,445,000	11/4/19	(68,160)

USD	4,798,332	NZD	7,596,000	11/4/19	(71,844)

USD	5,617,005	NZD	8,892,000	11/4/19	(84,102)

USD	37,216,839	RUB	2,437,796,000	11/7/19	(789,792)

AUD	17,210,000	USD	11,665,799	11/12/19	200,668

AUD	14,711,000	USD	10,000,317	11/12/19	143,064

JPY	811,362,000	USD	7,744,861	11/12/19	(228,512)

JPY	811,363,000	USD	7,750,378	11/12/19	(234,020)

JPY	2,336,092,871	USD	22,223,000	11/12/19	(581,750)

KRW	551,267,000	USD	454,372	11/12/19	18,781

KRW	551,268,000	USD	455,330	11/12/19	17,824

KRW	348,991,000	USD	288,089	11/12/19	11,450

USD	602,361	KRW	728,826,494	11/12/19	(23,192)

USD	983,013	KRW	1,190,822,000	11/12/19	(39,070)

USD	1,553,671	KRW	1,881,030,000	11/12/19	(60,818)

USD	1,550,406	KRW	1,881,030,000	11/12/19	(64,084)

USD	1,400,531	NZD	2,194,000	11/12/19	(6,306)

USD	1,400,133	NZD	2,195,000	11/12/19	(7,345)

USD	7,284,805	NZD	11,412,000	11/12/19	(32,800)

USD	7,278,780	NZD	11,411,000	11/12/19	(38,183)

USD	8,168,030	SGD	11,272,943	11/12/19	(118,644)

SEK	201,942,000	USD	20,967,916	11/13/19	(43,608)

SEK	152,037,000	USD	16,025,825	11/13/19	(272,445)

USD	37,498,949	AUD	55,430,000	11/15/19	(723,685)

AUD	17,308,000	USD	11,757,151	11/18/19	178,821

AUD	17,307,000	USD	11,766,943	11/18/19	168,340

USD	8,997,692	NZD	13,901,000	11/18/19	82,991

USD	8,988,926	NZD	13,900,000	11/18/19	74,866

USD	7,788,593	NZD	12,033,000	11/18/19	71,839

USD	7,780,918	NZD	12,032,000	11/18/19	64,805

NZD	8,624,775	USD	5,407,199	11/25/19	124,658

USD	6,175,899	NZD	9,606,000	11/25/19	14,692

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	3,521,278	NZD	5,477,000	11/25/19	$8,377

USD	4,260,319	NZD	6,632,697	11/25/19	6,164

USD	2,428,943	NZD	3,781,510	11/25/19	3,514

USD	2,397,722	NZD	3,824,497	11/25/19	(55,277)

USD	6,323,629	NZD	10,086,531	11/25/19	(145,786)

USD	33,131,073	RUB	2,129,450,000	11/25/19	19,233

JPY	8,270,611,797	USD	77,435,835	11/27/19	(752,537)

USD	25,473,428	JPY	2,720,714,972	11/27/19	247,556

USD	48,858,100	ZAR	717,447,000	11/29/19	1,537,142

BRL	284,068,000	USD	70,447,258	12/3/19	253,597

AUD	10,639,000	USD	7,200,369	12/6/19	140,057

AUD	7,210,697	USD	4,843,944	12/6/19	131,108

NZD	24,519,000	USD	15,382,975	12/6/19	346,762

USD	6,822,239	NZD	10,874,000	12/6/19	(153,786)

USD	17,991,663	NZD	28,677,000	12/6/19	(405,567)

PHP	481,200,000	USD	9,191,626	12/10/19	273,249

PHP	204,789,000	USD	3,919,632	12/10/19	108,428

USD	4,712,141	KRW	5,599,201,000	12/11/19	(75,774)

USD	7,709,419	KRW	9,163,030,000	12/11/19	(125,950)

USD	7,696,985	KRW	9,163,030,000	12/11/19	(138,384)

USD	7,695,176	KRW	9,163,031,000	12/11/19	(140,194)

EUR	16,170,000	USD	17,879,088	12/13/19	203,176

EUR	17,017,214	USD	18,932,161	12/13/19	97,508

USD	75,155,675	EUR	66,457,399	12/13/19	839,027

USD	10,404,142	EUR	9,200,000	12/13/19	116,150

USD	18,992,844	EUR	17,071,759	12/13/19	(97,821)

AUD	52,226,533	USD	35,476,784	12/16/19	566,163

AUD	40,680,000	USD	28,046,358	12/16/19	28,013

JPY	1,673,177,598	USD	15,481,777	12/16/19	53,105

USD	41,056,911	AUD	59,551,230	12/16/19	(41,008)

USD	33,964,330	AUD	50,000,000	12/16/19	(542,026)

USD	13,246,757	NZD	20,970,000	12/16/19	(208,531)

USD	14,565,116	NZD	23,057,000	12/16/19	(229,285)

NOK	214,242,700	USD	23,498,159	12/20/19	(193,446)

NOK	197,130,000	USD	21,896,643	12/20/19	(453,400)

USD	18,139,765	ZAR	279,951,000	12/20/19	(273,461)

USD	37,676,233	ZAR	581,457,300	12/20/19	(567,977)

ZAR	577,210,000	USD	37,505,523	12/20/19	459,329

CAD	74,088,787	USD	55,855,784	12/24/19	412,426

EUR	1,748,949	USD	1,935,326	1/7/20	24,317

EUR	792,969	USD	882,984	1/7/20	5,514

USD	3,983,634	EUR	3,600,000	1/7/20	(50,054)

USD	45,524,726	EUR	41,140,581	1/7/20	(572,013)

USD	80,045,607	EUR	72,337,013	1/7/20	(1,005,765)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	28,896,819	USD	32,239,026	1/8/20	$140,961

USD	13,835,080	EUR	12,400,803	1/8/20	(60,492)

USD	31,543,444	EUR	28,273,348	1/8/20	(137,919)

USD	43,608,920	EUR	39,088,002	1/8/20	(190,674)

USD	47,671,554	EUR	42,729,464	1/8/20	(208,437)

USD	6,366,728	KRW	7,598,944,733	1/8/20	(135,050)

USD	17,294,166	KRW	20,760,781,021	1/8/20	(469,091)

AUD	22,121,000	USD	15,134,635	1/9/20	140,677

NZD	32,010,000	USD	20,261,690	1/9/20	285,954

USD	9,178,446	EUR	8,351,330	1/9/20	(180,115)

USD	12,190,485	EUR	11,091,939	1/9/20	(239,223)

USD	36,898,592	EUR	33,573,475	1/9/20	(724,088)

USD	40,982,103	EUR	37,289,000	1/9/20	(804,222)

USD	1,932,296	NZD	3,054,000	1/9/20	(28,107)

USD	2,224,889	NZD	3,511,000	1/9/20	(28,868)

USD	10,047,435	NZD	15,880,000	1/9/20	(146,148)

USD	11,570,564	NZD	18,259,000	1/9/20	(150,130)

USD	22,348,618	PHP	1,162,888,000	1/9/20	(498,578)

EUR	1,577,118	USD	1,765,726	1/10/20	1,714

EUR	214,366	USD	243,190	1/10/20	(2,955)

USD	125,344,254	EUR	111,047,450	1/10/20	895,987

USD	79,272,238	EUR	69,360,000	1/15/20	1,518,103

USD	47,768,579	EUR	43,121,582	1/17/20	(577,667)

USD	9,307,520	NZD	14,799,000	1/21/20	(194,113)

USD	18,729,506	NZD	29,780,000	1/21/20	(390,614)

EUR	13,634,907	USD	15,258,006	1/22/20	33,648

EUR	5,774,000	USD	6,461,337	1/22/20	14,249

EUR	3,380,496	USD	3,782,910	1/22/20	8,342

EUR	1,818,678	USD	2,041,102	1/22/20	(1,441)

EUR	4,506,961	USD	5,074,838	1/22/20	(20,246)

EUR	6,481,858	USD	7,383,646	1/22/20	(114,192)

INR	442,534,990	USD	6,137,795	1/22/20	31,410

USD	81,440,724	EUR	71,494,107	1/22/20	1,259,529

USD	67,304,445	EUR	59,084,337	1/22/20	1,040,903

USD	18,006,473	EUR	16,091,000	1/22/20	(39,709)

USD	5,873,166	NZD	9,160,033	1/23/20	(8,196)

USD	25,846,325	NZD	40,311,000	1/23/20	(36,067)

USD	7,212,789	EUR	6,376,340	1/27/20	59,463

USD	5,248,675	EUR	4,640,000	1/27/20	43,270

USD	1,854,004	EUR	1,639,000	1/27/20	15,284

USD	10,857,796	NZD	16,910,085	1/28/20	(556)

USD	15,333,130	NZD	23,880,033	1/28/20	(786)

USD	765,371	KRW	891,312,970	1/29/20	2,192

USD	13,253,347	KRW	15,523,645,119	1/29/20	(38,650)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	20,514,342	KRW	24,030,500,000	1/29/20	$(61,581)

USD	21,557,646	EUR	19,083,051	1/31/20	143,943

USD	12,928,466	NZD	20,315,000	2/3/20	(117,606)

USD	15,134,865	NZD	23,782,000	2/3/20	(137,677)

					$(1,435,122)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	891,312,970	USD	762,849	Australia and New Zealand Banking Group Limited	11/1/19	$3,246	$—

USD	744,805	KRW	891,312,970	Australia and New Zealand Banking Group Limited	11/1/19	—	(21,289)

BHD	1,478,000	USD	3,920,944	Bank of America, N.A.	11/4/19	—	(520)

BRL	65,176,000	USD	15,826,597	Standard Chartered Bank	11/4/19	424,743	—

EUR	16,498,713	RSD	1,940,908,594	JPMorgan Chase Bank, N.A.	11/4/19	—	(26,796)

RSD	1,940,908,594	EUR	16,525,403	JPMorgan Chase Bank, N.A.	11/4/19	—	(2,971)

USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(83,457)

USD	16,277,316	BRL	65,176,000	Standard Chartered Bank	11/4/19	25,976	—

NZD	12,000,000	USD	7,695,740	UBS AG	11/5/19	—	(1,939)

XOF	1,059,944,000	EUR	1,554,170	ICBC Standard Bank plc	11/5/19	68,611	—

EGP	52,767,000	USD	2,923,380	Citibank, N.A.	11/12/19	338,966	—

EUR	10,360,476	PLN	44,973,117	Standard Chartered Bank	11/12/19	—	(210,451)

HUF	4,663,356,326	EUR	13,971,138	Standard Chartered Bank	11/12/19	244,510	—

KRW	1,399,897,000	USD	1,180,165	Australia and New Zealand Banking Group Limited	11/12/19	21,368	—

USD	1,878,352	KRW	2,262,315,267	Australia and New Zealand Banking Group Limited	11/12/19	—	(63,395)

EGP	114,120,000	USD	6,322,438	Bank of America, N.A.	11/13/19	731,203	—

USD	4,447,160	EGP	74,000,740	Standard Chartered Bank	11/13/19	—	(126,750)

EGP	122,600,000	USD	6,799,778	Morgan Stanley & Co. International PLC	11/14/19	775,979	—

NOK	486,950,000	EUR	48,378,364	Standard Chartered Bank	11/15/19	—	(1,039,371)

TRY	101,880,000	USD	17,095,107	Standard Chartered Bank	11/18/19	645,018	—

UGX	3,552,763,000	USD	912,134	Standard Chartered Bank	11/20/19	40,981	—

USD	6,025,757	MYR	25,266,000	Credit Agricole Corporate and Investment Bank	11/20/19	—	(29,915)

EUR	12,745,274	RSD	1,501,457,000	JPMorgan Chase Bank, N.A.	11/22/19	—	(26,971)

INR	2,173,365,000	USD	30,327,136	Standard Chartered Bank	11/22/19	212,923	—

USD	19,400,880	INR	1,376,700,000	Australia and New Zealand Banking Group Limited	11/22/19	55,533	—

USD	7,760,771	INR	551,700,000	Australia and New Zealand Banking Group Limited	11/22/19	8,299	—

EUR	11,997,744	RSD	1,414,414,000	Citibank, N.A.	11/25/19	—	(32,935)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	7,669,473,000	USD	1,966,532	Citibank, N.A.	11/26/19	$88,311	$—

EGP	38,275,000	USD	2,134,095	Citibank, N.A.	11/27/19	222,832	—

USD	4,522,673	MYR	18,950,000	Goldman Sachs International	11/27/19	—	(22,162)

USD	4,518,144	MYR	18,950,000	UBS AG	11/27/19	—	(26,691)

USD	8,112,413	NGN	2,945,617,160	ICBC Standard Bank plc	11/29/19	4,280	—

USD	16,459,333	NGN	5,961,241,226	Standard Chartered Bank	11/29/19	50,365	—

USD	3,175,193	ZAR	49,080,000	Bank of America, N.A.	11/29/19	—	(61,997)

USD	14,100,690	ZAR	203,198,000	Standard Chartered Bank	11/29/19	698,273	—

USD	3,316,832	ZAR	47,840,000	Standard Chartered Bank	11/29/19	161,429	—

ZAR	7,016,000	USD	465,336	Standard Chartered Bank	11/29/19	—	(2,578)

USD	626,637	ZAR	9,195,000	Standard Chartered Bank	12/3/19	20,484	—

USD	18,575,881	ZAR	287,302,000	Standard Chartered Bank	12/3/19	—	(363,651)

EUR	14,437,603	RSD	1,700,894,000	Citibank, N.A.	12/4/19	—	(20,934)

EUR	16,497,311	RSD	1,940,908,594	JPMorgan Chase Bank, N.A.	12/4/19	1,148	—

EUR	1,543,257	USD	1,721,916	Bank of America, N.A.	12/6/19	2,885	—

EUR	1,069,800	USD	1,193,649	Bank of America, N.A.	12/6/19	2,000	—

EUR	3,887,648	USD	4,343,286	Citibank, N.A.	12/6/19	1,694	—

EUR	2,210,398	USD	2,469,460	Citibank, N.A.	12/6/19	963	—

EUR	32,641,934	USD	36,346,467	Goldman Sachs International	12/6/19	135,380	—

EUR	195,504	USD	217,137	HSBC Bank USA, N.A.	12/6/19	1,366	—

THB	152,588,000	USD	4,979,578	Standard Chartered Bank	12/6/19	75,244	—

THB	143,125,451	USD	4,669,938	Standard Chartered Bank	12/6/19	71,416	—

USD	4,756,114	EUR	4,270,698	Bank of America, N.A.	12/6/19	—	(16,978)

USD	536,712	EUR	480,407	Citibank, N.A.	12/6/19	—	(209)

USD	1,194,696	EUR	1,069,365	Citibank, N.A.	12/6/19	—	(466)

USD	1,245,281	EUR	1,114,643	Citibank, N.A.	12/6/19	—	(486)

USD	1,701,156	EUR	1,522,694	Citibank, N.A.	12/6/19	—	(664)

USD	2,585,829	EUR	2,314,559	Citibank, N.A.	12/6/19	—	(1,009)

USD	2,921,283	EUR	2,614,822	Citibank, N.A.	12/6/19	—	(1,140)

USD	3,911,658	EUR	3,501,300	Citibank, N.A.	12/6/19	—	(1,526)

USD	623,703	EUR	560,133	Goldman Sachs International	12/6/19	—	(2,323)

USD	8,577,953	EUR	7,703,664	Goldman Sachs International	12/6/19	—	(31,950)

USD	2,888,858	EUR	2,591,720	UBS AG	12/6/19	—	(7,745)

USD	12,292,688	THB	376,755,451	Standard Chartered Bank	12/6/19	—	(188,188)

USD	13,107,685	THB	401,662,000	Standard Chartered Bank	12/6/19	—	(198,276)

EGP	2,071,000	USD	121,752	BNP Paribas	12/9/19	5,375	—

EGP	1,849,000	USD	108,957	Goldman Sachs International	12/9/19	4,543	—

PHP	485,840,000	USD	9,299,263	UBS AG	12/10/19	256,877	—

KRW	2,818,200,000	USD	2,408,158	Australia and New Zealand Banking Group Limited	12/11/19	1,704	—

KRW	1,879,000,000	USD	1,605,482	Australia and New Zealand Banking Group Limited	12/11/19	1,263	—

KRW	23,366,880,000	USD	20,067,776	Australia and New Zealand Banking Group Limited	12/11/19	—	(86,597)

EGP	9,793,000	USD	558,961	Goldman Sachs International	12/16/19	41,081	—

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	124,000,000	USD	6,800,110	Morgan Stanley & Co. International PLC	12/16/19	$797,693	$—

USD	642,789	THB	19,684,451	Standard Chartered Bank	12/16/19	—	(9,398)

USD	1,139,614	THB	34,887,000	Standard Chartered Bank	12/16/19	—	(16,265)

USD	9,364,834	THB	286,784,007	Standard Chartered Bank	12/16/19	—	(136,917)

USD	16,602,554	THB	508,254,000	Standard Chartered Bank	12/16/19	—	(236,958)

USD	4,525,490	MYR	19,041,000	Goldman Sachs International	12/18/19	—	(43,800)

USD	6,347,164	MYR	26,693,000	State Street Bank and Trust Company	12/18/19	—	(58,385)

MAD	48,765,000	USD	4,993,856	Credit Agricole Corporate and Investment Bank	12/20/19	72,847	—

USD	14,903,031	BHD	5,625,000	BNP Paribas	12/23/19	—	(12,862)

USD	10,170,960	KRW	11,839,230,000	Australia and New Zealand Banking Group Limited	12/26/19	44,083	—

INR	391,100,000	USD	5,478,358	Australia and New Zealand Banking Group Limited	12/30/19	—	(11,106)

INR	1,376,700,000	USD	19,303,709	Australia and New Zealand Banking Group Limited	1/6/20	—	(74,041)

USD	803,371	KRW	934,674,300	Australia and New Zealand Banking Group Limited	1/8/20	3,649	—

USD	1,071,121	KRW	1,252,500,000	Australia and New Zealand Banking Group Limited	1/8/20	—	(538)

USD	1,182,111	KRW	1,399,897,000	Australia and New Zealand Banking Group Limited	1/8/20	—	(15,663)

USD	1,071,189	KRW	1,246,230,000	Australia and New Zealand Banking Group Limited	1/9/20	4,858	—

USD	267,767	KRW	313,100,000	Australia and New Zealand Banking Group Limited	1/9/20	—	(135)

USD	2,922,382	THB	89,327,000	Standard Chartered Bank	1/10/20	—	(38,261)

USD	3,394,578	THB	103,796,000	Standard Chartered Bank	1/10/20	—	(45,625)

USD	11,920,535	THB	364,369,038	Standard Chartered Bank	1/10/20	—	(156,068)

USD	13,846,584	THB	423,387,000	Standard Chartered Bank	1/10/20	—	(186,104)

USD	5,200,135	CNH	37,000,000	Bank of America, N.A.	1/21/20	—	(38,247)

INR	160,600,000	USD	2,243,321	Australia and New Zealand Banking Group Limited	1/22/20	—	(4,460)

USD	1,071,599	KRW	1,252,500,000	Australia and New Zealand Banking Group Limited	1/22/20	—	(583)

USD	1,607,465	KRW	1,879,000,000	Australia and New Zealand Banking Group Limited	1/22/20	—	(1,021)

USD	6,891,295	CNH	48,820,000	Citibank, N.A.	1/23/20	—	(20,146)

USD	7,977,227	THB	241,351,000	Standard Chartered Bank	1/24/20	—	(23,490)

USD	8,038,501	KRW	9,346,765,700	Australia and New Zealand Banking Group Limited	1/29/20	35,407	—

AED	51,000,000	USD	13,875,663	Standard Chartered Bank	2/3/20	6,655	—

TRY	1,826,000	USD	264,830	Goldman Sachs International	2/3/20	46,947	—

TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(2,635,703)

TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(3,577,321)

TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(4,962,379)

TRY	137,406	USD	19,923	JPMorgan Chase Bank, N.A.	2/3/20	3,539	—

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	$—	$(1,016,359)

TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,088,426)

USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(126,918)

USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	6,280,488	—

USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	1,279,827	—

AED	108,000,000	USD	29,380,560	Standard Chartered Bank	2/10/20	16,528	—

EGP	140,315,000	USD	7,556,004	Goldman Sachs International	2/10/20	919,461	—

EGP	127,882,000	USD	7,288,800	Goldman Sachs International	2/10/20	435,673	—

TRY	373,541	USD	54,154	Deutsche Bank AG	2/10/20	9,510	—

TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(3,058,254)

TRY	538,000	USD	77,354	Standard Chartered Bank	2/10/20	14,339	—

TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(2,639,746)

TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(3,073,710)

USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(171,559)

USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(222,333)

USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	1,758,346	—

USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	3,267,839	—

TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(3,770,583)

TRY	743,459	USD	106,819	Standard Chartered Bank	2/14/20	19,761	—

TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(3,938,322)

USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	2,360,783	—

USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	2,197,147	—

USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(151,250)

USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(72,049)

USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(133,512)

UGX	1,580,167,000	USD	416,711	Citibank, N.A.	3/20/20	—	(4,055)

UGX	16,904,446,000	USD	4,207,179	Citibank, N.A.	3/23/20	204,486	—

UGX	16,908,653,925	USD	4,207,179	Citibank, N.A.	3/25/20	203,663	—

UGX	3,654,323,000	USD	964,710	Standard Chartered Bank	3/27/20	—	(11,847)

USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(99,338)

UGX	1,574,165,000	USD	390,709	Standard Chartered Bank	4/14/20	18,154	—

UGX	3,849,800,000	USD	959,093	Citibank, N.A.	4/20/20	39,528	—

EGP	18,550,000	USD	971,459	Goldman Sachs International	4/21/20	128,705	—

EGP	56,500,000	USD	2,958,115	HSBC Bank USA, N.A.	4/21/20	392,788	—

EGP	147,335,000	USD	7,734,121	Goldman Sachs International	5/7/20	968,027	—

EGP	136,520,000	USD	7,185,263	Societe Generale	5/13/20	865,010	—

AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	1,334	—

USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(9,722)

USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(105,111)

USD	605,446	GHS	3,669,000	ICBC Standard Bank plc	5/22/20	—	(13,326)

USD	1,222,772	GHS	7,410,000	ICBC Standard Bank plc	5/22/20	—	(26,913)

USD	502,391	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(11,481)

USD	1,243,931	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(26,330)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,518,294	GHS	9,254,000	ICBC Standard Bank plc	5/26/20	$—	$(39,335)

USD	494,042	GHS	3,039,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(16,734)

USD	249,552	GHS	1,531,000	Standard Chartered Bank	5/29/20	—	(7,769)

USD	624,544	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(21,806)

USD	2,036,846	GHS	12,659,000	Standard Chartered Bank	6/4/20	—	(84,601)

USD	765,133	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(27,676)

USD	1,288,382	GHS	7,901,000	Standard Chartered Bank	6/8/20	—	(33,134)

UGX	3,554,626,000	USD	880,076	Standard Chartered Bank	6/15/20	26,890	—

USD	1,259,464	GHS	7,752,000	Standard Chartered Bank	6/15/20	—	(32,748)

USD	741,998	GHS	4,567,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(18,558)

USD	739,595	GHS	4,567,000	Standard Chartered Bank	6/19/20	—	(20,229)

USD	1,035,855	GHS	6,298,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(10,447)

UGX	3,964,490,000	USD	989,391	Citibank, N.A.	6/26/20	18,619	—

USD	936,339	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(24,549)

UGX	19,325,459,000	USD	4,845,295	Standard Chartered Bank	7/2/20	59,046	—

USD	1,302,249	GHS	7,985,000	Citibank, N.A.	7/2/20	—	(17,965)

UGX	16,955,721,000	USD	4,258,092	Standard Chartered Bank	7/10/20	33,983	—

USD	1,284,910	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(9,799)

BRL	38,197,000	USD	9,913,653	Standard Chartered Bank	7/23/20	—	(522,506)

USD	9,910,408	BRL	38,197,000	Standard Chartered Bank	7/23/20	519,261	—

UGX	2,576,770,000	USD	645,807	Citibank, N.A.	8/10/20	10	—

UGX	3,610,435,000	USD	907,829	Standard Chartered Bank	8/14/20	—	(4,189)

USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(85,848)

USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(83,014)

USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(554,074)

USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(261,355)

USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(17,454)

USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(63,542)

USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(4,246)

USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(4,750)

USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(18,217)

USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(29,467)

USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(68,318)

USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	—	(38,266)

USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	—	(104,696)

USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	—	(53,340)

USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	—	(58,254)

USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	—	(42,040)

USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	—	(156,836)

						$28,501,153	$(37,314,712)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

WTI Crude Oil	638	Long	4/20/20	$34,011,780	$1,004,012

WTI Crude Oil	637	Short	12/18/19	(34,557,250)	(1,094,848)

Equity Futures

MSCI Taiwan Index	235	Long	11/28/19	10,058,399	74,424

SPI 200 Index	102	Long	12/19/19	11,659,555	(67,013)

TOPIX Index	131	Long	12/12/19	20,096,717	1,403,227

Interest Rate Futures

Euro-Bobl	256	Short	12/6/19	(38,436,261)	437,108

Euro-Bund	53	Short	12/6/19	(10,152,885)	164,451

U.S. 2-Year Treasury Note	503	Short	12/31/19	(108,447,586)	235,781

U.S. 5-Year Treasury Note	898	Short	12/31/19	(107,044,406)	673,500

U.S. Ultra-Long Treasury Bond	12	Short	12/19/19	(2,277,000)	(65,303)

					$2,765,339

WTI:  West Texas Intermediate.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(1,090,610)

EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,138,445)

EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,155,637)

EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,241,356)

EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	2,259,266

EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	2,281,384

EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	2,320,638

EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	2,596,344

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	$310,928

USD	74,987	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.73% (pays upon termination)	6/21/24	(512,448)

USD	36,990	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.88% (pays upon termination)	7/15/24	(559,775)

USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(422,840)

USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(594,639)

USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(620,254)

USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(624,039)

USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(670,129)

							$1,138,388

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	7,000	Receives	6 Month AUD LIBOR (pays semi-annually)	1.11% (pays semi-annually)	8/22/29	$71,462	$—	$71,462

AUD	25,000	Receives	6 Month AUD LIBOR (pays semi-annually)	1.11% (pays semi-annually)	8/22/29	256,860	—	256,860

AUD	31,000	Receives	6 Month AUD LIBOR (pays semi-annually)	1.10% (pays semi-annually)	8/22/29	334,745	—	334,745

AUD	42,000	Receives	6 Month AUD LIBOR (pays semi-annually)	1.10% (pays semi-annually)	8/22/29	459,025	—	459,025

CAD	155,500	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(19,496)	—	(19,496)

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	52,832	—	52,832

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$51,309	$—	$51,309

CNY	163,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	86,937	—	86,937

CNY	306,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	153,927	—	153,927

CNY	29,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(34,466)	—	(34,466)

CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(69,864)	—	(69,864)

CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(70,610)	—	(70,610)

CNY	78,906	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(95,638)	—	(95,638)

CNY	90,742	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(105,694)	—	(105,694)

CNY	118,359	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	(139,727)	—	(139,727)

CNY	39,453	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	(54,679)	—	(54,679)

CNY	77,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	(65,506)	—	(65,506)

CNY	147,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	(134,502)	—	(134,502)

CNY	180,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	(170,143)	—	(170,143)

CNY	231,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	(220,825)	—	(220,825)

CNY	42,255	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	32,552	—	32,552

CNY	147,945	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	113,973	—	113,973

CNY	111,819	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(310,892)	—	(310,892)

CNY	196,330	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	(555,618)	—	(555,618)

EUR	2,713	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(55,225)	7,293	(47,932)

EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(430,764)	175,680	(255,084)

EUR	2,800	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	3,001	—	3,001

EUR	7,139	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	95,961	(3)	95,958

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	8/26/24	22,856	(3)	22,853

EUR	1,000	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	13,300	(19)	13,281

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	$24,409	$—	$24,409

EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(51,104)	42,356	(8,748)

EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(86,486)	26,771	(59,715)

EUR	6,421	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	33,512	(6)	33,506

EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	58,607	(7)	58,600

EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	86,286	2	86,288

GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(1,871,555)	—	(1,871,555)

GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,111,115)	—	(2,111,115)

HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(258,796)	—	(258,796)

HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(688,202)	—	(688,202)

HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	(201,395)	—	(201,395)

HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(102,154)	—	(102,154)

HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(226,922)	—	(226,922)

HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(269,155)	—	(269,155)

HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(654,307)	—	(654,307)

HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(321,857)	—	(321,857)

HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(786,358)	—	(786,358)

HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(609,100)	—	(609,100)

HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(440,385)	—	(440,385)

HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(420,120)	—	(420,120)

HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(407,641)	—	(407,641)

HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(1,141,470)	—	(1,141,470)

HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(1,517,246)	—	(1,517,246)

JPY	425,700	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	(653,024)	—	(653,024)

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

JPY	914,788	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	$(1,396,295)	$—	$(1,396,295)

MXN	1,062,440	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	1,761,073	—	1,761,073

MXN	410,080	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.90% (pays monthly)	8/3/29	434,416	—	434,416

NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(3,082,571)	—	(3,082,571)

NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(9,303,979)	—	(9,303,979)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,855,020)	—	(3,855,020)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,860,095)	—	(3,860,095)

NZD	11,120	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(739,906)	—	(739,906)

NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(917,499)	—	(917,499)

PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	289,159	—	289,159

PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	761,977	—	761,977

PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	66,071	—	66,071

PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	277,560	—	277,560

PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	113,259	—	113,259

PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	435,334	—	435,334

PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	168,261	—	168,261

PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	166,320	—	166,320

PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	245,917	—	245,917

PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	209,680	—	209,680

PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	516,710	—	516,710

PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	328,147	—	328,147

PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	308,056	—	308,056

PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	294,219	—	294,219

PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	320,090	(35,101)	284,989

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	$167,272	$—	$167,272

SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	1,951,028	—	1,951,028

SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	519,537	—	519,537

SGD	50,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	913,515	—	913,515

SGD	53,070	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	938,713	—	938,713

SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	12,879	—	12,879

SGD	10,652	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	21,095	—	21,095

SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	20,154	—	20,154

SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	13,845	—	13,845

SGD	15,387	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	30,473	—	30,473

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	(13,729)	—	(13,729)

USD	16,017	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	(138,715)	—	(138,715)

USD	4,853	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(151,134)	—	(151,134)

USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(199,076)	—	(199,076)

USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	2.15% (pays semi-annually)	5/17/24	(57,101)	—	(57,101)

USD	5,910	Receives	3-month USD-LIBOR (pays quarterly)	2.04% (pays semi-annually)	5/31/24	(174,992)	—	(174,992)

USD	2,470	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	6/14/24	(53,722)	—	(53,722)

USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(2,977)	—	(2,977)

USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(18,143)	—	(18,143)

USD	2,455	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	7/15/24	(52,062)	—	(52,062)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	$(6,642)	$—	$(6,642)

USD	11,500	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	7/29/24	(207,836)	—	(207,836)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	3,942	—	3,942

USD	47,201	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	(2,204,522)	—	(2,204,522)

USD	10,813	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(534,620)	447,837	(86,783)

USD	6,200	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	7/29/29	(235,020)	—	(235,020)

USD	10,500	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	7/29/29	(402,402)	—	(402,402)

USD	40,340	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/13/29	152,726	—	152,726

USD	16,365	Receives	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	8/19/29	289,283	—	289,283

USD	2,706	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	8/29/29	50,576	—	50,576

USD	1,348	Receives	3-month USD-LIBOR (pays quarterly)	1.35% (pays semi-annually)	9/6/29	32,313	—	32,313

USD	1,290	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	9/9/29	17,202	—	17,202

USD	4,575	Receives	3-month USD-LIBOR (pays quarterly)	1.47% (pays semi-annually)	9/9/29	56,349	—	56,349

USD	235	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	9/10/29	2,576	—	2,576

USD	7,194	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	9/16/29	(20,245)	—	(20,245)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	9/19/29	(5,442)	—	(5,442)

USD	682	Receives	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	10/22/29	(4,262)	—	(4,262)

USD	3,543	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	10/22/29	(30,324)	—	(30,324)

USD	1,629	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(135,045)	—	(135,045)

USD	47,226	Pays	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	7/3/38	466,965	—	466,965

USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(236,978)	—	(236,978)

USD	2,895	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(243,848)	—	(243,848)

USD	3,763	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(316,811)	—	(316,811)

USD	20,450	Pays	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	7/5/38	(216,873)	—	(216,873)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,052		Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	$(332,300)	$—	$(332,300)

USD	6,233		Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	(504,213)	—	(504,213)

USD	23,596		Pays	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	7/7/38	(541,476)	—	(541,476)

USD	13,700		Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(1,173,323)	—	(1,173,323)

USD	10,359		Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	3/27/39	(684,625)	(12,456)	(697,081)

USD	12,266		Pays	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	3/28/39	568,594	—	568,594

USD	13,741		Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(915,578)	—	(915,578)

USD	23,460		Receives	3-month USD-LIBOR (pays quarterly)	2.81% (pays semi-annually)	3/28/39	(1,559,507)	—	(1,559,507)

USD	40,887		Pays	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	3/28/39	1,857,066	—	1,857,066

USD	3,372		Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/4/39	(216,173)	—	(216,173)

USD	3,138		Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(241,911)	—	(241,911)

USD	6,276		Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	4/18/39	(482,600)	—	(482,600)

USD	24,672		Pays	3-month USD-LIBOR (pays quarterly)	2.08% (pays semi-annually)	4/18/39	244,330	—	244,330

USD	1,569		Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(118,800)	—	(118,800)

USD	2,039		Receives	3-month USD-LIBOR (pays quarterly)	2.93% (pays semi-annually)	4/20/39	(154,546)	—	(154,546)

USD	10,794		Pays	3-month USD-LIBOR (pays quarterly)	1.77% (pays semi-annually)	4/20/39	(157,980)	—	(157,980)

USD	1,255		Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	5/2/39	(93,962)	—	(93,962)

USD	1,883		Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	5/3/39	(140,938)	—	(140,938)

USD	6,785		Pays	3-month USD-LIBOR (pays quarterly)	1.99% (pays semi-annually)	5/4/39	18,129	—	18,129

USD	18,263		Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	6/4/39	(800,305)	—	(800,305)

USD	7,887		Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	8/7/39	(131,690)	—	(131,690)

USD	23,662		Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	8/7/39	(396,895)	—	(396,895)

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(21)	12	(9)

USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(1,749,667)	1,474,009	(275,658)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	8,500	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	$1,749,697	$(1,627,396)	$122,301

USD	6,032	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(694,043)	—	(694,043)

USD	10,054	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/4/49	(1,157,531)	—	(1,157,531)

USD	16,757	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/4/49	1,428,532	—	1,428,532

USD	2,197	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	(274,503)	—	(274,503)

USD	10,041	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/5/49	(1,255,994)	—	(1,255,994)

USD	13,406	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	4/5/49	(516,691)	—	(516,691)

USD	7,815	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(745,146)	—	(745,146)

USD	1,062	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	20,600	—	20,600

USD	1,226	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	26,935	—	26,935

USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	59,404	—	59,404

USD	3,310	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	8/29/49	175,939	—	175,939

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	36,150	—	36,150

USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	15,110	—	15,110

USD	3,590	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	122,621	—	122,621

USD	2,390	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	54,852	—	54,852

USD	550	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(1,394)	—	(1,394)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(4,687)	—	(4,687)

USD	3,351	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	4/4/59	(514,997)	—	(514,997)

USD	6,368	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	4/4/59	(969,298)	—	(969,298)

Total						$(40,014,516)	$498,969	$(39,515,547)

(1)	Notional amount is less than USD 500.

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLP	25,665,399	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.72% (pays semi-annually)	6/27/24	$(972,292)

Goldman Sachs International	CLP	5,133,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.77% (pays semi-annually)	7/1/24	(209,198)

Goldman Sachs International	CLP	10,266,160	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.73% (pays semi-annually)	7/8/24	(392,735)

Goldman Sachs International	CLP	38,498,099	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	7/10/24	(1,419,967)

Goldman Sachs International	CLP	15,765,888	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.69% (pays semi-annually)	7/11/24	(555,174)

Goldman Sachs International	CLP	5,133,080	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.46% (pays semi-annually)	7/23/24	(103,048)

Goldman Sachs International	CLP	20,898,950	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.44% (pays semi-annually)	7/26/24	(383,586)

Goldman Sachs International	CLP	6,653,230	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.12% (pays semi-annually)	8/22/24	20,180

Morgan Stanley & Co. International PLC	CLP	15,052,150	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.13% (pays semi-annually)	8/19/24	34,793

							$(3,981,027)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	$48,625	1.00% (pays quarterly)	12/20/24	0.77%	$612,853	$(284,064)	$328,789

Total	$48,625				$612,853	$(284,064)	$328,789

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$184,080	1.00% (pays quarterly)(1)	12/20/24	$(5,296,665)	$4,640,306	$(656,359)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	3,000	1.00% (pays quarterly)(1)	6/20/24	117,454	(81,466)	35,988

Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,953,110)	3,980	(2,949,130)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(343,811)	94,678	(249,133)

Russia	103,173	1.00% (pays quarterly)(1)	12/20/24	(1,311,199)	903,037	(408,162)

South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	177,263	281,123	458,386

Total				$(9,610,068)	$5,841,658	$(3,768,410)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	Bank of America, N.A.	$5,055	1.00% (pays quarterly)(1)	12/20/24	0.77%	$63,712	$(31,608)	$32,104

Indonesia	BNP Paribas	31,925	1.00% (pays quarterly)(1)	12/20/24	0.77	402,372	(199,624)	202,748

Indonesia	Citibank, N.A.	2,475	1.00% (pays quarterly)(1)	12/20/24	0.77	31,194	(15,476)	15,718

Indonesia	Goldman Sachs International	5,450	1.00% (pays quarterly)(1)	12/20/24	0.77	68,690	(32,761)	35,929

Indonesia	HSBC Bank USA, N.A.	34,050	1.00% (pays quarterly)(1)	12/20/24	0.77	429,155	(204,679)	224,476

Indonesia	JPMorgan Chase Bank, N.A.	17,650	1.00% (pays quarterly)(1)	12/20/24	0.77	222,455	(101,831)	120,624

Total		$96,605				$1,217,578	$(585,979)	$631,599

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Barclays Bank PLC	$4,520	1.00% (pays quarterly)(1)	3/20/20	$(19,950)	$(25,003)	$(44,953)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(19,950)	(25,032)	(44,982)

Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(19,950)	(25,729)	(45,679)

Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(39,900)	(49,962)	(89,862)

Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(6,621)	(9,513)	(16,134)

Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(10,328)	(13,291)	(23,619)

Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(12,182)	(15,063)	(27,245)

Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(27,585)	(39,581)	(67,166)

Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(7,327)	(9,136)	(16,463)

Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(18,802)	(24,507)	(43,309)

Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(44,137)	(60,392)	(104,529)

Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(1,083)	(1,532)	(2,615)

Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(6,473)	(9,384)	(15,857)

Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(9,754)	(12,553)	(22,307)

Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(15,051)	(19,388)	(34,439)

Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(11,004)	(16,006)	(27,010)

Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	95	(370)	(275)

Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	8,637	(32,048)	(23,411)

Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	9,682	(31,940)	(22,258)

Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	8,637	(32,243)	(23,606)

Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	8,732	(32,554)	(23,822)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	597,221	(548,755)	48,466

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	623,120	(563,565)	59,555

Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(114)	(29)	(143)

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Goldman Sachs International	$1,660	1.00% (pays quarterly)(1)	12/20/20	$(18,943)	$(8,912)	$(27,855)

Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(111,150)	(35,573)	(146,723)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(102,622)	(5,229)	(107,851)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(86,448)	1,293	(85,155)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(269,136)	16,115	(253,021)

South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	88,797	(348,116)	(259,319)

South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	114,884	(471,718)	(356,834)

South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	161,489	(598,726)	(437,237)

South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	109,755	(567,012)	(457,257)

South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	58,959	(294,629)	(235,670)

South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	62,366	(244,287)	(181,921)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,942,737	(2,100,164)	(157,427)

South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	56,753	(213,477)	(156,724)

South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	2,942,202	(2,866,871)	75,331

South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	54,949	(211,825)	(156,876)

Ukraine	Barclays Bank PLC	3,441	5.00% (pays quarterly)(1)	12/20/24	(111,038)	88,798	(22,240)

Ukraine	Barclays Bank PLC	3,442	5.00% (pays quarterly)(1)	12/20/24	(111,038)	51,497	(59,541)

Total					$5,768,429	$(9,406,412)	$(3,637,983)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $145,230,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.		50,400	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	11/20/19	$144,626

Citibank, N.A.		43,200	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	11/20/19	278,872

Citibank, N.A.		39,600	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	11/20/19	243,007

JPMorgan Chase Bank, N.A.	CNY	26,363	Total Return on CSI 500 Index (pays quarterly)	3-month USD-LIBOR minus 13.25% on $3,715,807 (pays quarterly)	11/12/19	274,332

JPMorgan Chase Bank, N.A.	CNY	63,409	Total Return on CSI 500 Index (pays annually)	3-month USD-LIBOR minus 11.00% on $8,948,243 (pays annually)	1/17/20	(50,440)

						$890,397

†	Notional amount is stated in USD unless otherwise noted.

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	865	CLP	24,109,564	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.07% (pays semi-annually)	6/27/24	$946,268

Goldman Sachs International	CLF	172	CLP	4,809,394	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.10% (pays semi-annually)	7/1/24	193,514

Goldman Sachs International	CLF	345	CLP	9,632,227	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.05% (pays semi-annually)	7/8/24	344,194

Goldman Sachs International	CLF	1,297	CLP	36,252,622	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/10/24	1,247,538

Goldman Sachs International	CLF	513	CLP	14,348,714	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.03% (pays semi-annually)	7/11/24	464,754

Goldman Sachs International	CLF	172	CLP	4,817,073	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.21)% (pays semi-annually)	7/23/24	89,334

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	686	CLP	19,176,018	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.24)% (pays semi-annually)	7/26/24	$327,019

Goldman Sachs International	CLF	222	CLP	6,200,509	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.51)% (pays semi-annually)	8/22/24	(6,333)

Morgan Stanley & Co. International PLC	CLF	521	CLP	14,569,484	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.49)% (pays semi-annually)	8/19/24	5,574

								$3,611,862

Abbreviations:

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

OMO	–	Open Market Operation

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

CRC	–	Costa Rican Colon

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NGN	–	Nigerian Naira

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PKR	–	Pakistani Rupee

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

XOF	–	West African CFA Franc

ZAR	–	South African Rand

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value (identified cost, $2,664,212,700)	$2,728,173,541

Affiliated investment, at value (identified cost, $559,088,431)	559,146,895

Cash	10,695,372

Deposits for derivatives collateral —

Futures contracts	1,121,753

Centrally cleared derivatives	126,526,666

OTC derivatives	1,940,000

Foreign currency, at value (identified cost, $27,932,247)	26,519,462

Interest and dividends receivable	45,110,762

Dividends receivable from affiliated investment	848,323

Receivable for investments sold	90,196,485

Receivable for open forward foreign currency exchange contracts	28,501,153

Receivable for open swap contracts	5,428,956

Upfront payments on open non-centrally cleared swap contracts	10,150,094

Receivable for closed swap contracts	1,657,689

Total assets	$3,636,017,151

Liabilities

Cash collateral due to brokers	$1,940,000

Payable for investments purchased	20,469,033

Payable for variation margin on open futures contracts	465,214

Payable for variation margin on open centrally cleared derivatives	2,378,747

Payable for open forward foreign currency exchange contracts	37,314,712

Payable for open swap contracts	7,914,108

Payable for closed swap contracts	1,735,561

Upfront receipts on open non-centrally cleared swap contracts	157,703

Payable to affiliates:

Investment adviser fee	1,666,223

Trustees’ fees	9,223

Accrued foreign capital gains taxes	152,855

Accrued expenses and other liabilities	2,086,989

Total liabilities	$76,290,368

Net Assets applicable to investors’ interest in Portfolio	$3,559,726,783

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2019

Interest (net of foreign taxes, $8,320,174)	$231,538,781

Dividends (net of foreign taxes, $387,670)	2,155,590

Dividends from affiliated investment	6,332,719

Total investment income	$240,027,090

Expenses

Investment adviser fee	$21,635,792

Trustees’ fees and expenses	109,098

Custodian fee	3,073,641

Legal and accounting services	427,113

Interest expense and fees	311,856

Miscellaneous	109,653

Total expenses	$25,667,153

Net investment income	$214,359,937

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $712,651)	$(37,766,683)

Investment transactions — affiliated investment	(23,093)

Written options	349,078

Futures contracts	(24,991,063)

Swap contracts	(95,595,476)

Foreign currency transactions	(490,210)

Forward foreign currency exchange contracts	42,321,841

Net realized loss	$(116,195,606)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $127,066)	$196,443,772

Investments — affiliated investment	91,926

Written options	11,003

Futures contracts	(550,397)

Swap contracts	(38,439,135)

Foreign currency	476,865

Forward foreign currency exchange contracts	(16,255,477)

Net change in unrealized appreciation (depreciation)	$141,778,557

Net realized and unrealized gain	$25,582,951

Net increase in net assets from operations	$239,942,888

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$214,359,937	$249,010,969

Net realized loss	(116,195,606)	(107,995,385)

Net change in unrealized appreciation (depreciation)	141,778,557	(275,559,933)

Net increase (decrease) in net assets from operations	$239,942,888	$(134,544,349)

Capital transactions —

Contributions	$146,704,921	$548,095,488

Withdrawals	(1,691,439,864)	(1,033,097,732)

Net decrease in net assets from capital transactions	$(1,544,734,943)	$(485,002,244)

Net decrease in net assets	$(1,304,792,055)	$(619,546,593)

Net Assets

At beginning of year	$4,864,518,838	$5,484,065,431

At end of year	$3,559,726,783	$4,864,518,838

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019		2018		2017		2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.65	%(2)	0.70	%(3)	0.64	%(3)	0.64	%(3)	0.67	%(3)

Net investment income	5.41%		4.64%		4.14%		4.54%		4.37%

Portfolio Turnover	61%		78%		74%		65%		66%

Total Return	6.56%		(2.60)%		3.93%		5.06	%(4)	1.99%

Net assets, end of year (000’s omitted)	$3,559,727		$4,864,519		$5,484,065		$5,412,097		$4,751,608

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

(3)	Includes interest and dividend expense, including on securities sold short, of 0.04%, 0.03%, 0.03% and 0.03% for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

(4)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2019

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Eaton Vance Global Macro Absolute Return Fund held an interest of 99.9% in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2019 were $7,060,857 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

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accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

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G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes

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in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the

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premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $21,635,792 or 0.55% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the year ended October 31, 2019, BMR reimbursed the Portfolio $201,593 for net realized losses due to trading errors. The amount of the reimbursements had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,646,543,488	$2,541,145,395

U.S. Government and Agency Securities	210,578,785	630,938,032

	$1,857,122,273	$3,172,083,427

Included in purchases are the cost of securities purchased by the Portfolio from investment companies advised by EVM or its affiliates of $78,366,196. Such transactions were executed in accordance with affiliated transaction procedures approved by the Portfolio’s Trustees.

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,385,120,301

Gross unrealized appreciation	$25,524,748

Gross unrealized depreciation	(138,075,695)

Net unrealized depreciation	$(112,550,947)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2019 is included in the Consolidated Portfolio of Investments. At October 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $42,488,071. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $15,628,833 at October 31, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or

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insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$859,225	$169,445	$18,378,217	$19,406,887

Not applicable	1,004,012	*	907,570 *	1,477,651 *	17,668,787 *	31,965,605 *	53,023,625

Receivable for open forward foreign currency exchange contracts	—		—	—	28,501,153	—	28,501,153

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	666,505		8,066,593	274,332	—	3,673,168	12,680,598

Total Asset Derivatives	$1,670,517		$8,974,163	$2,611,208	$46,339,385	$54,016,990	$113,612,263

Derivatives not subject to master netting or similar agreements	$1,004,012		$907,570	$2,336,876	$17,668,787	$31,965,605	$53,882,850

Total Asset Derivatives subject to master netting or similar agreements	$666,505		$8,066,593	$274,332	$28,670,598	$22,051,385	$59,729,413

Not applicable	$(1,094,848	)*	$(9,904,785)*	$(67,013)*	$(19,103,909)*	$(69,396,196)*	$(99,566,751)

Payable for open forward foreign currency exchange contracts	—		—	—	(37,314,712)	—	(37,314,712)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—		(1,080,586)	(50,440)	—	(4,042,333)	(5,173,359)

Total Liability Derivatives	$(1,094,848)		$(10,985,371)	$(117,453)	$(56,418,621)	$(73,438,529)	$(142,054,822)

Derivatives not subject to master netting or similar agreements	$(1,094,848)		$(9,904,785)	$(67,013)	$(19,103,909)	$(69,396,196)	$(99,566,751)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(1,080,586)	$(50,440)	$(37,314,712)	$(4,042,333)	$(42,488,071)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$179,410	$(179,410)	$—	$—	$—	$—

Bank of America, N.A.	9,486,233	(352,449)	(4,003,272)	—	5,130,512	—

BNP Paribas	407,747	(342,740)	—	—	65,007	—

Citibank, N.A.	1,825,503	(179,357)	—	(979,641)	666,505	1,090,000

Credit Agricole Corporate and Investment Bank	72,847	(72,847)	—	—	—	—

Deutsche Bank AG	1,794,907	(1,794,907)	—	—	—	—

Goldman Sachs International	17,086,641	(17,086,641)	—	—	—	—

HSBC Bank USA, N.A.	3,822,264	—	(3,530,239)	—	292,025	—

ICBC Standard Bank plc	72,891	(72,891)	—	—	—	—

JPMorgan Chase Bank, N.A.	1,781,301	(1,781,301)	—	—	—	—

Morgan Stanley & Co. International PLC	13,001,089	—	(12,716,304)	—	284,785	—

Nomura International PLC	54,949	(54,949)	—	—	—	—

Societe Generale	865,010	—	—	(850,000)	15,010	850,000

Standard Chartered Bank	9,021,744	(9,021,744)	—	—	—	—

UBS AG	256,877	(36,375)	(220,502)	—	—	—

	$59,729,413	$(30,975,611)	$(20,470,317)	$(1,829,641)	$6,453,844	$1,940,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(278,828)	$179,410	$—	$—	$(99,418)	$—

Bank of America, N.A.	(352,449)	352,449	—	—	—	—

Barclays Bank PLC	(321,826)	—	270,928	—	(50,898)	—

BNP Paribas	(342,740)	342,740	—	—	—	—

Citibank, N.A.	(179,357)	179,357	—	—	—	—

Credit Agricole Corporate and Investment Bank	(264,844)	72,847	156,958	—	(35,039)	—

Deutsche Bank AG	(3,144,102)	1,794,907	1,349,195	—	—	—

Goldman Sachs International	(19,443,640)	17,086,641	2,356,999	—	—	—

ICBC Standard Bank plc	(79,574)	72,891	—	—	(6,683)	—

JPMorgan Chase Bank, N.A.	(2,379,343)	1,781,301	318,915	—	(279,127)	—

Nomura International PLC	(269,136)	54,949	210,944	—	(3,243)	—

Standard Chartered Bank	(15,337,472)	9,021,744	6,315,728	—	—	—

State Street Bank and Trust Company	(58,385)	—	—	—	(58,385)	—

UBS AG	(36,375)	36,375	—	—	—	—

	$(42,488,071)	$30,975,611	$10,979,667	$—	$(532,793)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,940,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

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(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2019 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$—	$(4,740,765)	$6,478,638	$1,737,873

Written options	—	—	—	349,078	—	349,078

Futures contracts	(78,388)	—	(160,999)	—	(24,751,676)	(24,991,063)

Swap contracts	607,992	(26,286,353)	1,983,211	—	(71,900,326)	(95,595,476)

Forward foreign currency exchange contracts	—	—	—	42,321,841	—	42,321,841

Total	$529,604	$(26,286,353)	$1,822,212	$37,930,154	$(90,173,364)	$(76,177,747)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$(2,586,006)	$(3,356,580)	$3,463,960	$(2,478,626)

Written options	—	—	—	11,003	—	11,003

Futures contracts	(90,836)	—	1,541,545	—	(2,001,106)	(550,397)

Swap contracts	(202,834)	(2,919,757)	1,085,115	—	(36,401,659)	(38,439,135)

Forward foreign currency exchange contracts	—	—	—	(16,255,477)	—	(16,255,477)

Total	$(293,670)	$(2,919,757)	$40,654	$(19,601,054)	$(34,938,805)	$(57,712,632)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Purchased Interest Rate Swaptions	Swap Contracts

$726,397,000	$1,180,668,000	$5,721,936,000	$489,167,000	$4,665,548,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2019, which are indicative of the volume of these derivative types, were approximately $252,136,000, $32,347,000 and 55 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

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7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $559,146,895, which represents 15.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$433,503,182	$2,437,755,580	$(2,312,180,700)	$(23,093)	$91,926	$559,146,895	$6,332,719	559,146,895

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$1,822,688,732	$—	$1,822,688,732

Foreign Corporate Bonds	—	113,082,574	8,847,671	121,930,245

Senior Floating-Rate Loans	—	—	2,900,719	2,900,719

Sovereign Loans	—	126,090,887	—	126,090,887

Credit Linked Notes	—	—	1,614,271	1,614,271

Asset-Backed Securities	—	30,193,757	—	30,193,757

Collateralized Mortgage Obligations	—	68,123,604	—	68,123,604

Mortgage Pass-Throughs	—	96,646,763	—	96,646,763

U.S. Treasury Obligations	—	1,618,799	—	1,618,799

U.S. Government Guaranteed Small Business Administration Loans	—	29,966,327	—	29,966,327

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Notes to Consolidated Financial Statements — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks	$—	$95,156,849 **	$—	$95,156,849

Short-Term Investments —

Foreign Government Securities	—	246,463,967	—	246,463,967

U.S. Treasury Obligations	—	54,878,127	—	54,878,127

Repurchase Agreements	—	10,493,607	—	10,493,607

Other	—	559,146,895	—	559,146,895

Purchased Currency Options	—	169,445	—	169,445

Purchased Put Options	859,225	—	—	859,225

Purchased Interest Rate Swaptions	—	18,378,217	—	18,378,217

Total Investments	$859,225	$3,273,098,550	$13,362,661	$3,287,320,436

Forward Foreign Currency Exchange Contracts	$—	$46,169,940	$—	$46,169,940

Futures Contracts	2,514,852	1,477,651	—	3,992,503

Swap Contracts	—	44,042,933	—	44,042,933

Total	$3,374,077	$3,364,789,074	$13,362,661	$3,381,525,812

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(56,418,621)	$—	$(56,418,621)

Futures Contracts	(1,160,151)	(67,013)	—	(1,227,164)

Swap Contracts	—	(84,409,037)	—	(84,409,037)

Total	$(1,160,151)	$(140,894,671)	$—	$(142,054,822)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

69

Global Macro Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2019, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2019, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

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Global Macro Absolute Return Fund

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Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization:  the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant not has amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$135,569	$140,675
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$44,006	$52,621
All Other Fees(3)	$0	$0

Total	$179,575	$193,296

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$44,006	$52,621
Eaton Vance(1)	$126,485	$59,903

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2019